United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2012

Date of Reporting Period: 10/31/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
October 31, 2012
Share Class	Ticker
Institutional	FIHBX

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended October 31, 2012, was 13.40%. The total return of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 a broad-based securities market index, was 13.58% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BHY2%ICI.
MARKET OVERVIEW
The high-yield market generated attractive total returns during the 12-month reporting period. The period began with some concern over U.S. economic growth and European sovereign debt issues. However, the market shook off these concerns as U.S. economic growth stabilized and European leaders took several steps to stem the crisis in Europe. The market also benefited from strong corporate credit conditions as improving corporate earnings, strong corporate cash flows and low interest rates led to an improved debt servicing ability of corporate issuers. For example, the default rate as calculated by the Altman & Kuehne High-Yield Bond Default and Return Report and New York University was 1.56% for the 12 months ending September 30, 2012, which compared favorably to the 4.09% arithmetic average annual default rate from 1985 through 2011. In fact, the market was poised to complete its third consecutive calendar year of sub 2% default rates. Demand for high-yield bonds also contributed to returns as investors continued to look to enhance the yield on their investments in a low interest rate environment. The impact of the positive credit environment and strong demand for high-yield securities was illustrated by the declining spread between high-yield bonds and U.S. Treasury securities which, according to the Credit Suisse High Yield Bond Index,2 began the period at 703 basis points and ended the period at 581 basis points.3
Within the high-yield market,4 major industry sectors that substantially outperformed the overall BHY2%ICI included: Home Construction, Wireless Telecommunications, Building Material, Financial Institutions and Services. Major industry sectors that substantially underperformed the overall BHY2%ICI included: Metals, Aerospace/Defense, Electric Utilities, Energy and Consumer Products. From a ratings quality perspective, the lower-quality “CCC”-rated sector led the way with a return of 14.82% followed by the “BB”-rated sector which returned 13.54% and the “B”-rated sector which returned 13.25%.
Annual Shareholder Report

Fund Performance
The Fund modestly underperformed the BHY2%ICI for the reporting period. The Fund's underweight in the strong performing Home Construction and Financial Institution sectors negatively impacted performance, as did its cash holdings given the strong market performance. The Fund was also negatively impacted by poor security selection in the Automotive, Financial Institutions, Media Non-Cable and Chemical sectors. Specific Fund holdings that substantially underperformed the BHY2%ICI included: ATP Oil & Gas, Altegrity, Allen Systems Group, Exide Technologies and Advanced Micro Devices.
The Fund was positively impacted by an underweight to the poor performing Energy, Metals & Mining and Electric Utility sectors. Strong security selection in the Packaging, Retail, Technology and Wireless Communication sectors also aided performance. Specific Fund holdings that substantially outperformed the BHY2%ICI included: Sprint, Ally Financial, Omnova Solutions, Mueller Water and Chrysler.
1	Barclays Capital changed the name of the BHY2%ICI Index from “Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index” to “Barclays U.S. Corporate High Yield 2% Issuer Capped Index”. The BHY2%ICI is the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index (BCHYI). The BCHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt, Pay-in-kind (PIK) bonds, eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144As are also included. The index is unmanaged, and it is not possible to invest directly in an index.
2	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return Table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Institutional High Yield Bond Fund (the “Fund”) from October 31, 2002 to October 31, 2012, compared to the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)2 and the Lipper High Current Yield Funds Average (LHCYFA).2
Average Annual Total Returns for the Period Ended 10/31/2012
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Institutional Shares	13.40%	9.06%	10.49%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment–INSTITUTIONAL SHARES
■	Total returns shown include the maximum redemption charge of 2.00%, as applicable.
1	Represents a hypothetical investment of $10,000 in the Fund. A 2.00% redemption fee will be applied to any redemption less than 90 days from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the indices.
2	Barclays Capital changed the name of the BHY2%ICI Index from “ Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index” to “Barclays U.S. Corporate High Yield 2% Issuer Capped Index.” The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2012, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	13.3%
Health Care	10.2%
Energy	8.3%
Automotive	6.3%
Media-Non-cable	5.8%
Financial Institutions	4.6%
Food & Beverage	4.6%
Packaging	4.3%
Retailers	3.9%
Other[3]	33.0%
Exchange-Traded Funds	1.7%
Cash Equivalents[4]	3.1%
Other Assets and Liabilities—Net[5]	0.9%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
October 31, 2012
Principal Amount or Shares			Value
		Corporate Bonds—79.1%
		Aerospace/Defense—1.0%
$1,150,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	$856,750
4,675,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	4,885,375
475,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	503,500
3,025,035	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	3,157,381
1,275,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	1,324,406
4,300,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	4,762,250
4,475,000	[1,2]	TransDigm, Inc., Series 144A, 5.50%, 10/15/2020	4,536,531
		TOTAL	20,026,193
		Automotive—5.3%
4,250,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	4,281,917
800,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	868,000
2,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,565,000
2,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	2,931,563
4,000,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	4,345,000
250,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	253,438
1,200,000		Chrysler Group LLC, Note, Series WI, 8.00%, 6/15/2019	1,282,500
3,175,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	3,409,156
1,700,000	[1,2]	Continental Rubber of America, Sr. Unsecd. Note, Series 144A, 4.50%, 9/15/2019	1,740,800
700,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	753,375
7,125,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	5,815,781
3,350,000		Ford Motor Credit Co., 2.75%, 5/15/2015	3,416,625
3,000,000		Ford Motor Credit Co., 4.25%, 2/3/2017	3,200,220
1,300,000		Ford Motor Credit Co., 5.875%, 8/2/2021	1,498,181
1,125,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	1,254,375
700,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	764,254
1,875,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	1,955,501
750,000		Ford Motor Credit Co., Sr. Unsecd. Note, 5.00%, 5/15/2018	828,797
4,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	5,155,836
1,275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,624,135
4,175,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	4,467,250
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Automotive—continued
$7,750,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	$7,507,812
6,150,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	6,657,375
4,975,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	4,614,312
5,275,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	5,848,656
5,050,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	5,662,312
2,075,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	2,248,781
750,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	820,313
950,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	1,039,063
2,980,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	3,352,500
4,375,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	4,774,219
10,375,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	10,336,094
		TOTAL	105,273,141
		Building Materials—2.9%
3,000,000		Anixter International, Inc., 5.625%, 5/1/2019	3,172,500
1,625,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,775,312
525,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	573,563
2,700,000		Interline Brands, Inc., Company Guarantee, 7.50%, 11/15/2018	2,929,500
5,975,000	[1,2]	Interline Brands, Inc., Sr. Note, Series 144A, 10.00%, 11/15/2018	6,460,469
5,100,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	5,431,500
6,475,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	6,523,562
5,500,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	5,912,500
1,225,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	1,364,344
5,125,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	5,535,000
1,025,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 9.375%, 4/15/2017	1,078,813
4,475,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	4,799,437
6,850,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	7,055,500
4,375,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	4,834,375
		TOTAL	57,446,375
		Chemicals—2.1%
2,075,000	[1,2]	Ashland, Inc., Series 144A, 4.75%, 8/15/2022	2,126,875
700,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	759,500
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Chemicals—continued
$4,425,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	$4,104,187
5,850,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	5,937,750
2,575,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	2,323,937
6,525,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	6,549,469
875,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	999,688
625,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	707,813
1,575,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	1,736,438
2,775,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 10.00%, 10/15/2020	2,677,875
1,975,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	1,372,625
6,250,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	6,359,375
1,873,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	2,046,252
4,000,000		Rockwood Specialties Group, Inc., Sr. Unsecd. Note, 4.625%, 10/15/2020	4,135,000
		TOTAL	41,836,784
		Construction Machinery—0.5%
1,200,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,332,000
775,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	899,000
975,000	[1,2]	United Rentals, Inc., Sr. Secd. Note, Series 144A, 5.75%, 7/15/2018	1,051,781
2,925,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	3,217,500
750,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	761,250
750,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.375%, 5/15/2020	814,688
750,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 4/15/2022	824,062
		TOTAL	8,900,281
		Consumer Products—2.7%
4,875,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	4,942,031
3,875,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	4,223,750
2,575,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	2,954,812
6,125,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 6.875%, 5/15/2020	6,553,750
2,735,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	3,018,756
2,450,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	2,765,438
404,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	440,865
4,375,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	4,418,750
7,325,000	[1,2]	ServiceMaster Co., Series 144A, 7.00%, 8/15/2020	7,434,875
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Products—continued
$1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	$1,411,938
700,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	590,625
4,250,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	4,483,750
1,575,000	[1,2]	Spectrum Brands Holdings, Inc., 9.50%, 6/15/2018	1,787,625
3,075,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	3,155,719
6,650,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	6,458,812
		TOTAL	54,641,496
		Energy—7.0%
2,725,000	[3,4]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	422,375
4,500,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	4,500,000
1,100,000	[1,2]	Basic Energy Services, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 10/15/2022	1,072,500
2,225,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	2,330,688
275,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	292,875
1,625,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	1,803,750
3,775,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	4,312,937
1,675,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	1,779,688
4,425,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	4,712,625
1,050,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	1,107,750
900,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	949,500
4,850,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	4,868,187
3,000,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	2,872,500
525,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	569,625
4,425,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	4,690,500
875,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	906,172
1,450,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	1,479,000
2,725,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	2,929,375
3,900,000		Concho Resources, Inc., 5.50%, 4/1/2023	4,104,750
950,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	1,059,250
275,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	294,250
949,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	1,079,488
850,000	[1,2]	EP Energy LLC., Sr. Secd. Note, Series 144A, 6.875%, 5/1/2019	922,250
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy—continued
$7,075,000	[1,2]	EP Energy LLC., Sr. Unsecd. Note, Series 144A, 9.375%, 5/1/2020	$7,853,250
2,700,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	2,943,000
3,375,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	3,822,187
3,875,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	3,613,437
5,600,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	5,712,000
2,625,000	[1,2]	Halcon Resources Corp., Sr. Note, Series 144A, 8.875%, 5/15/2021	2,667,656
5,800,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	6,148,000
1,000,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	1,072,500
1,350,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	1,366,875
6,175,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	6,784,781
1,800,000	[1,2]	Lone Pine Resources, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 2/15/2017	1,656,000
2,250,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	2,407,500
2,925,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,115,125
2,525,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,682,813
2,975,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	2,975,000
3,175,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	3,365,500
2,350,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	2,373,500
1,500,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	1,503,750
2,075,000		Range Resources Corp., 5.00%, 8/15/2022	2,178,750
1,450,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	1,515,250
1,125,000	[1,2]	Sandridge Energy, Inc., Series 144A, 7.50%, 2/15/2023	1,170,000
7,500,000	[1,2]	Sandridge Energy, Inc., Series 144A, 8.125%, 10/15/2022	8,100,000
2,650,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	2,968,000
625,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	671,875
1,100,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2020	1,144,000
1,000,000		Vanguard Natural Resources LLC, Sr. Unsecd. Note, 7.875%, 4/1/2020	1,021,250
6,275,000	[1,2]	W&T Offshore, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/15/2019	6,635,812
2,975,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	3,146,063
		TOTAL	139,673,909
		Entertainment—0.4%
2,400,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	2,727,000
1,525,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	1,696,563
1,200,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	1,329,000
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Entertainment—continued
$150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	$0
1,475,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	1,629,875
		TOTAL	7,382,438
		Environmental—0.2%
4,125,000	[1,2]	ADS Waste Escrow, Sr. Unsecd. Note, Series 144A, 8.25%, 10/1/2020	4,279,688
		Financial Institutions—3.9%
2,700,000		Ally Financial, Inc., 4.625%, 6/26/2015	2,806,493
3,850,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	4,552,625
400,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	478,000
4,525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	5,419,140
1,750,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	1,964,812
4,975,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	5,480,271
1,175,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.50%, 2/11/2014	1,213,187
4,850,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	5,135,272
2,050,000		CIT Group, Inc., 5.00%, 5/15/2017	2,170,540
5,250,000		CIT Group, Inc., 5.25%, 3/15/2018	5,604,375
825,000		CIT Group, Inc., 5.375%, 5/15/2020	884,813
2,875,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	2,990,000
3,000,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	3,090,663
6,675,000		International Lease Finance Corp., 5.875%, 8/15/2022	6,940,685
850,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	882,938
1,525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,617,392
4,175,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	4,517,584
2,275,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	2,687,344
1,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	1,270,969
3,775,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	4,426,754
2,975,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	3,183,250
950,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	1,002,250
9,500,000	[1,2]	Nuveen Investments, Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	9,618,750
		TOTAL	77,938,107
		Food & Beverage—3.9%
7,875,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	8,071,954
2,750,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	2,798,153
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Food & Beverage—continued
$1,575,000		Aramark Services, Inc., Floating Rate Note—Sr. Note, 3.945%, 2/1/2015	$1,580,906
1,825,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	1,975,563
3,275,000		Constellation Brands, Inc., 6.00%, 5/1/2022	3,733,500
525,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	599,156
2,025,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	2,189,531
7,250,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	8,199,750
10,050,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	10,376,625
9,350,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	10,448,625
3,275,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	3,537,000
1,115,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	1,144,269
2,600,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	2,674,750
5,675,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	5,958,750
3,500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,972,500
9,175,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	9,656,687
		TOTAL	76,917,719
		Gaming—2.6%
4,475,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	4,665,187
2,842,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	2,959,233
1,225,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	1,316,875
1,675,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	1,675,000
4,825,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	5,247,187
4,325,000	[1,2]	Harrah's Operating Co., Inc., Sr. Secd. Note, Series 144A, 8.50%, 2/15/2020	4,260,125
7,875,000		MGM Mirage, Inc., 7.75%, 3/15/2022	8,180,156
925,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	985,125
300,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	332,250
400,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	448,000
5,250,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 10/1/2020	5,223,750
3,375,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	3,666,094
1,225,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,375,063
4,425,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	4,801,125
2,240,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	2,289,302
1,300,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	1,423,500
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Gaming—continued
$3,075,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	$3,309,469
		TOTAL	52,157,441
		Health Care—8.6%
5,250,000	[1,2]	Biomet, Inc., Series 144A, 6.50%, 10/1/2020	5,131,875
7,400,000	[1,2]	Biomet, Inc., Sr. Note, Series 144A, 6.50%, 8/1/2020	7,668,250
6,575,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	6,344,875
2,300,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	2,173,500
7,125,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	6,626,250
575,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	485,875
1,250,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	1,340,625
5,000,000	[1,2]	DJO Finance LLC, Series 144A, 9.875%, 4/15/2018	4,925,000
5,150,000		DaVita, Inc., 5.75%, 8/15/2022	5,407,500
8,075,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	8,599,875
4,775,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	5,324,125
10,325,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	11,176,812
1,800,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	1,939,500
6,300,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	6,378,750
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	99,500
7,975,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	8,832,313
525,000		HCA, Inc., Sr. Secd. Note, 7.875%, 2/15/2020	589,313
625,000		HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	705,469
13,625,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	15,294,062
2,275,000	[1,2]	Hologic, Inc., Series 144A, 6.25%, 8/1/2020	2,422,875
8,000,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	7,400,000
4,850,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	5,444,125
8,075,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	8,922,875
5,075,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	5,607,875
5,475,000		PSS World Medical, Inc., Series WI, 6.375%, 3/1/2022	6,563,156
3,550,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	3,638,750
4,475,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	4,922,500
325,000		Universal Hospital Services, Inc., Floating Rate Note—Sr. Secured Note, 4.111%, 6/1/2015	322,156
2,575,000	[1,2]	Universal Hospital Services, Inc., Series 144A, 7.625%, 8/15/2020	2,678,000
10,250,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	10,480,625
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Health Care—continued
$9,325,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	$9,744,625
4,150,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	4,471,625
		TOTAL	171,662,656
		Industrial - Other—2.6%
1,025,000		American Tire Distributors, Inc., Sr. Secd. Note, Series 144A, 9.75%, 6/1/2017	1,087,781
2,525,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	2,727,000
5,225,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	5,342,562
4,225,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	4,547,156
4,775,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	5,037,625
4,000,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 10/1/2022	4,090,000
3,025,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	3,119,531
2,625,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	2,362,500
1,000,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	1,050,000
2,250,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	2,317,500
2,075,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,142,438
675,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	777,938
4,825,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,993,875
4,275,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	4,713,188
4,825,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	5,259,250
1,167,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	1,301,205
		TOTAL	50,869,549
		Lodging—0.3%
2,350,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	2,585,000
1,400,000		Host Hotels & Resorts LP, Series WI, 6.00%, 10/1/2021	1,631,000
1,564,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,613,853
		TOTAL	5,829,853
		Media - Cable—1.2%
700,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	712,250
875,000		Charter Communications Holdings II, 6.625%, 1/31/2022	953,750
1,250,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,406,250
1,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	1,097,500
1,825,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	1,980,125
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Media - Cable—continued
$175,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	$197,750
2,200,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	2,376,000
1,450,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	1,502,562
8,250,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	8,703,750
3,675,000		Virgin Media, Inc., 5.25%, 2/15/2022	3,858,750
2,000,000		Virgin Media, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2022	2,030,000
		TOTAL	24,818,687
		Media - Non-Cable—4.9%
2,900,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	3,298,750
9,800,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	8,599,500
1,800,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	1,935,000
175,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	188,125
7,975,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	7,636,062
700,000		Clear Channel Worldwide, Series WI-A, 7.625%, 3/15/2020	663,250
6,450,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	7,304,625
5,950,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	5,845,875
6,025,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	6,597,375
4,654,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	5,055,407
225,000	[3,4]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	3,938
2,075,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,334,375
4,650,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 6.625%, 12/15/2022	4,632,562
1,450,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 7.25%, 10/15/2020	1,544,250
1,400,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,508,500
1,425,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	1,535,438
1,125,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	1,243,125
725,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	772,125
67,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	67,402
617,144		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	620,847
1,125,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	1,231,875
2,625,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,966,250
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Media - Non-Cable—continued
$4,000,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 4.50%, 10/1/2020	$4,000,000
1,075,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	1,005,125
6,600,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	7,433,250
4,725,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	4,748,625
900,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	1,026,000
5,425,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	5,533,500
4,625,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	5,018,125
3,750,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	4,162,500
		TOTAL	98,511,781
		Metals & Mining—0.2%
100,000	[3,4,6]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	10
75,000	[3,4,6]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
3,850,000	[1,2]	PVR Partners, L.P., Sr. Note, Series 144A, 8.375%, 6/1/2020	4,061,750
		TOTAL	4,061,760
		Packaging & Containers—3.6%
8,875,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	9,318,750
1,700,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	1,776,500
1,825,000		Ball Corp., 5.00%, 3/15/2022	1,934,500
1,200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	1,311,000
1,625,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,811,875
4,075,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	4,085,187
2,318,322		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	2,529,869
750,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	831,563
300,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	320,250
575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	662,688
4,075,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	4,309,312
9,750,000	[1,2]	Reynolds Group, Series 144A, 5.75%, 10/15/2020	9,871,875
2,775,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	3,024,750
6,825,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	6,739,687
1,625,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	1,625,000
1,975,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	2,009,563
9,875,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	10,393,437
350,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	374,500
675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	560,250
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Packaging & Containers—continued
$7,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	$8,011,250
		TOTAL	71,501,806
		Paper—0.5%
1,750,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	1,917,344
200,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	221,250
975,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	1,070,063
800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	888,000
3,175,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	3,325,812
1,200,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	1,302,145
400,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.90%, 3/1/2022	435,132
		TOTAL	9,159,746
		Restaurants—1.0%
8,075,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	9,134,844
5,450,000		NPC INTL/OPER CO A&B, Inc., Series WI, 10.50%, 1/15/2020	6,287,937
4,225,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.889%, 3/15/2014	4,214,438
		TOTAL	19,637,219
		Retailers—3.9%
3,825,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,207,500
1,475,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,604,063
5,850,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	5,535,562
6,000,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	5,932,500
9,400,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	9,505,750
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	881,781
3,900,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	4,226,625
6,600,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	7,119,750
2,000,000	[1,2]	Michaels Stores, Inc., Sr. Note, Series 144A, 7.75%, 11/1/2018	2,157,500
6,000,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	6,052,500
4,800,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	5,322,000
6,975,000	[1,2]	Party City Holdings, Inc., Sr. Note, Series 144A, 8.875%, 8/1/2020	7,445,812
825,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	871,388
600,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	661,723
625,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	671,094
3,600,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	4,009,500
4,875,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	5,076,094
1,425,000	[1,2]	United Auto Group, Inc., Series 144A, 5.75%, 10/1/2022	1,458,844
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Retailers—continued
$4,800,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	$4,986,000
		TOTAL	77,725,986
		Services—1.1%
6,200,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	6,510,000
5,525,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	5,891,031
4,100,000		Monitronics International, Inc., Series WI, 9.125%, 4/1/2020	4,306,230
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	860,625
2,125,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	2,231,250
1,450,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	1,486,250
		TOTAL	21,285,386
		Technology—11.1%
4,325,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.50%, 8/15/2022	3,460,000
2,575,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	2,143,688
1,775,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	1,624,125
3,900,000	[1,7]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	2,847,000
4,400,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	4,158,000
1,900,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	2,044,875
9,825,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	10,537,312
6,125,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	6,630,312
4,275,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	4,734,562
9,775,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	10,495,906
4,175,000		Emdeon, Inc., 11.00%, 12/31/2019	4,759,500
10,125,000		Epicor Software Corp., 8.625%, 5/1/2019	10,681,875
1,150,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	1,260,688
1,175,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	1,318,938
950,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	988,000
6,125,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	6,155,625
14,975,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	15,199,625
4,175,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	4,404,625
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$1,575,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	$1,693,125
2,825,000		GXS WORLDWIDE, INC., Sr. Secd. Note, 9.75%, 6/15/2015	2,934,469
3,300,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	3,621,750
10,875,000		Infor US, Inc., Series WI, 11.50%, 7/15/2018	12,642,187
5,950,000		Infor US, Inc., Series WI, 9.375%, 4/1/2019	6,604,500
3,350,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	3,768,750
2,875,000		Iron Mountain, Inc., 5.75%, 8/15/2024	2,882,188
2,500,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	2,831,250
7,825,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	7,834,781
8,200,000		Lender Processing Services, 5.75%, 4/15/2023	8,712,500
1,925,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	2,175,250
3,800,000	[1,2]	Mmodal, Inc., Series 144A, 10.75%, 8/15/2020	3,724,000
3,900,000	[1,2]	NCR Corp., Series 144A, 5.00%, 7/15/2022	4,002,375
5,700,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	5,842,500
3,300,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	3,415,500
1,775,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	1,278,000
1,000,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	1,090,000
300,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	333,000
3,525,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	3,692,438
3,500,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	3,675,000
5,125,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	5,522,187
4,575,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	4,597,875
2,025,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	2,159,156
575,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	621,719
1,550,000	[1,2]	SunGard Data Systems, Inc., Series 144A, 6.625%, 11/1/2019	1,571,313
1,125,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,153,688
3,400,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	3,710,250
9,425,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	10,084,750
1,775,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	2,067,875
4,200,000	[1,2]	TransUnion Holding Co., Inc., Series 144A, 8.125%, 6/15/2018	4,242,000
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$5,275,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, Series WI, 9.625%, 6/15/2018	$5,604,687
4,325,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	4,249,312
		TOTAL	221,783,031
		Transportation—0.3%
2,125,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,265,782
1,525,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,662,250
725,000	[1,2]	Hertz Corp., Series 144A, 5.875%, 10/15/2020	735,875
1,775,000	[1,2]	Hertz Corp., Series 144A, 6.25%, 10/15/2022	1,808,281
		TOTAL	6,472,188
		Utility - Electric—1.3%
4,375,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	4,779,687
3,475,000	[1,2]	Energy Future Intermediate Holding Company LLC, Series 144A, 6.875%, 8/15/2017	3,535,813
2,875,000	[1,2]	Energy Future Intermediate Holding Company LLC, Sr. Secd. 2nd Priority Note, 11.75%, 3/1/2022	2,824,688
2,000,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	2,195,000
261,495	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	212,104
2,000,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	2,215,000
950,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	1,042,625
2,650,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	2,915,000
2,000,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 3/15/2023	2,067,500
2,350,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	2,514,500
775,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	558,000
		TOTAL	24,859,917
		Utility - Natural Gas—2.3%
1,525,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	1,620,313
4,675,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	4,943,812
4,275,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	4,606,312
3,350,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	3,794,669
625,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	724,479
10,600,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	12,110,500
2,475,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	2,611,125
925,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	1,003,625
1,450,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,587,750
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas—continued
$2,375,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	$2,582,812
1,650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,724,250
2,050,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	2,234,500
195,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	212,063
1,000,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,080,000
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	204,250
971,000	[1,2]	Suburban Propane Partners LP, Series 144A, 7.375%, 8/1/2021	1,043,825
443,000	[1,2]	Suburban Propane Partners LP, Series 144A, 7.50%, 10/1/2018	478,440
2,250,000		Targa Resources, Inc., 6.875%, 2/1/2021	2,452,500
725,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	777,563
		TOTAL	45,792,788
		Wireless Communications—2.9%
5,925,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	6,606,375
1,225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	1,359,750
2,275,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,468,375
1,850,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,961,000
8,400,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	9,093,000
5,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	5,879,187
1,000,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,100,000
18,000,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	18,495,000
4,250,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	4,643,125
2,750,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	3,403,125
3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,545,625
		TOTAL	58,554,562
		Wireline Communications—0.8%
3,025,000	[1,2]	Level 3 Financing, Inc., Series 144A, 7.00%, 6/1/2020	3,089,281
2,825,000	[1,2]	Level 3 Financing, Inc., Series 144A, 8.875%, 6/1/2019	2,976,844
1,825,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	1,996,094
4,450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	4,772,625
1,525,000	[1,2]	TW Telecom, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 10/1/2022	1,572,656
1,975,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	2,147,813
		TOTAL	16,555,313
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,522,531,311)	1,575,555,800
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—0.0%
		Automotive—0.0%
2,120	[3]	General Motors Co.	$54,060
525,000	[1,3,6]	General Motors Corp., Escrow Shares	0
532	[3]	Motors Liquidation Co.	10,613
		TOTAL COMMON STOCKS (IDENTIFIED COST $191,089)	64,673
		Preferred Stock—0.0%
		Finance - Commercial—0.0%
319	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $90,747)	307,416
		WARRANTS—0.0%
		Automotive—0.0%
1,927	[3]	General Motors Co., Warrants	31,699
1,927	[3]	General Motors Co., Warrants	19,790
		TOTAL WARRANTS (IDENTIFIED COST $204,285)	51,489
		EXCHANGE-TRADED FUNDS—1.7%
200,000		iShares iBoxx $ High Yield Corporate Bond Fund	18,526,000
375,000		SPDR Barclays High Yield Bond ETF	15,123,750
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $33,930,363)	33,649,750
		MUTUAL FUNDS—18.4%[8]
50,580,535	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.16%	50,580,535
47,273,332		High Yield Bond Portfolio	315,313,123
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $339,623,597)	365,893,658
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $1,896,571,392)[10]	1,975,522,786
		OTHER ASSETS AND LIABILITIES - NET—0.8%[11]	16,585,520
		TOTAL NET ASSETS—100%	$1,992,108,306
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities amounted to $611,423,440, which represented 30.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2012, these liquid restricted securities amounted to $607,507,586, which represented 30.5% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

7	On November 15, 2012, the issuer of this security did not pay its scheduled semi-annual interest payment.
8	Affiliated holdings.
9	7-Day net yield.
10	The cost of investments for federal tax purposes amounts to $1,896,870,137.
11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,575,551,852	$3,948[2]	$1,575,555,800
Equity Securities:
Common Stocks
Domestic	64,673	—	0[3]	64,673
Preferred Stocks
Domestic	—	307,416	—	307,416
Warrants	51,489	—	—	51,489
Exchange-Traded Funds	33,649,750	—	—	33,649,750
Mutual Funds	365,893,658	—	—	365,893,658
TOTAL SECURITIES	$399,659,570	$1,575,859,268	$3,948	$1,975,522,786
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Includes $3,094 of a corporate bond security transferred from Level 2 to Level 3 because the Adviser determined that this security more appropriately meets the definition of Level 3. This transfer represents the value of the security at the beginning of the period.
3	Includes $5,906 of a domestic common stock security transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. This transfer represents the value of the security at the beginning of the period.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.74	$10.07	$9.32	$7.29	$10.44
Income From Investment Operations:
Net investment income	0.72[1]	0.81	0.86[1]	0.84[1]	0.82
Net realized and unrealized gain (loss) on investments and swap contracts	0.52	(0.22)	0.74	1.97	(3.05)
TOTAL FROM INVESTMENT OPERATIONS	1.24	0.59	1.60	2.81	(2.23)
Less Distributions:
Distributions from net investment income	(0.75)	(0.84)	(0.83)	(0.79)	(0.82)
Distributions from net realized gain on investments and swap contracts	(0.10)	(0.08)	(0.02)	—	(0.10)
TOTAL DISTRIBUTIONS	(0.85)	(0.92)	(0.85)	(0.79)	(0.92)
Redemption Fees	$0.00[2]	$0.00[2]	$0.00[2]	$0.01	$0.00[2]
Net Asset Value, End of Period	$10.13	$9.74	$10.07	$9.32	$7.29
Total Return[3]	13.40%	6.12%	18.03%	41.20%	(23.07)%
Ratios to Average Net Assets:
Net expenses	0.49%	0.49%	0.49%	0.49%	0.50%
Net investment income	7.29%	8.16%	8.99%	10.31%	8.69%
Expense waiver/reimbursement[4]	0.10%	0.09%	0.10%	0.14%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,992,108	$684,940	$490,158	$296,085	$60,125
Portfolio turnover	18%	23%	37%	14%	29%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2012
Assets:
Total investment in securities, at value including $365,893,658 of investment in affiliated holdings (Note 5) (identified cost $1,896,571,392)		$1,975,522,786
Income receivable		31,019,902
Income receivable from an affiliated holding		2,248,707
Receivable for investments sold		566,878
Receivable for shares sold		7,029,050
Other assets		130,152
TOTAL ASSETS		2,016,517,475
Liabilities:
Payable for investments purchased	$13,715,059
Payable for shares redeemed	7,841,083
Income distribution payable	2,298,644
Accrued expenses	554,383
TOTAL LIABILITIES		24,409,169
Net assets for 196,708,580 shares outstanding		$1,992,108,306
Net Assets Consist of:
Paid-in capital		$1,906,973,986
Net unrealized appreciation of investments		78,951,394
Accumulated net realized gain on investments and swap contracts		5,536,477
Undistributed net investment income		646,449
TOTAL NET ASSETS		$1,992,108,306
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,992,108,306 ÷ 196,708,580 shares outstanding, no par value, unlimited shares authorized		$10.13
Offering price per share		$10.13
Redemption proceeds per share (98.00/100 of $10.13)		$9.93
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2012
Investment Income:
Interest			$75,149,797
Dividends (including $12,849,337 received from affiliated holdings (Note 5))			13,051,880
TOTAL INCOME			88,201,677
Expenses:
Investment adviser fee (Note 5)		$4,532,415
Administrative fee (Note 5)		884,168
Custodian fees		46,649
Transfer and dividend disbursing agent fees and expenses		743,643
Directors'/Trustees' fees		7,289
Auditing fees		29,775
Legal fees		8,710
Portfolio accounting fees		161,133
Share registration costs		288,872
Printing and postage		41,248
Insurance premiums		4,965
Miscellaneous		7,310
TOTAL EXPENSES		6,756,177
Waivers and Reimbursement: (Note5)
Waiver/reimbursement of investment adviser fee	$(1,132,675)
Waiver of administrative fee	(15,772)
TOTAL WAIVERS AND REIMBURSEMENT		(1,148,447)
Net expenses			5,607,730
Net investment income			82,593,947
Realized and Unrealized Gain on Investments and Swap Contracts:
Net realized gain on investments			6,559,353
Net realized gain on swap contracts			45,100
Net change in unrealized appreciation of investments			46,661,831
Net realized and unrealized gain on investments and swap contracts			53,266,284
Change in net assets resulting from operations			$135,860,231
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year ended October 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$82,593,947	$48,199,700
Net realized gain on investments and swap contracts	6,604,453	8,488,189
Net change in unrealized appreciation/depreciation of investments	46,661,831	(23,977,953)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	135,860,231	32,709,936
Distributions to Shareholders:
Distributions from net investment income	(84,915,937)	(50,078,517)
Distributions from net realized gain on investments	(7,729,813)	(3,958,465)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(92,645,750)	(54,036,982)
Share Transactions:
Proceeds from sale of shares	1,450,726,292	370,569,085
Net asset value of shares issued to shareholders in payment of distributions declared	59,004,019	28,410,330
Cost of shares redeemed	(246,008,006)	(183,037,989)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,263,722,305	215,941,426
Redemption Fees	231,636	167,731
Change in net assets	1,307,168,422	194,782,111
Net Assets:
Beginning of period	684,939,884	490,157,773
End of period (including undistributed net investment income of $646,449 and $111,653, respectively)	$1,992,108,306	$684,939,884
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2012
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Allen Systems Group, Inc., Sr. Secd. 2nd Priorty Note, Series 144A, 10.50%, 11/15/2016	11/12/2010-02/28/2012	$3,711,344	$2,847,000
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007-2/08/2011	$1,120,875	$856,750
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005-5/27/2009	$221,399	$212,104
General Motors Corp., Escrow Shares	4/21/2011	$10,951	$0
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006-1/2/2008	$140,362	$0
Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
At October 31, 2012, the Fund had no outstanding swap contracts.
The average notional amount of Swap contracts held by the Fund throughout the period was $1,919,315. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Total
Credit Default Contracts	$45,100
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended October 31	2012	2011
Shares sold	145,342,830	37,542,610
Shares issued to shareholders in payment of distributions declared	5,949,986	2,873,488
Shares redeemed	(24,877,290)	(18,789,124)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	126,415,526	21,626,974
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. The redemption fees amounted to $231,636 and $167,731 for the years ended October 31, 2012 and October 31, 2011, respectively.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities, defaulted security income and reversal of swap payments.
For the year ended October 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$2,856,786	$(2,856,786)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$86,185,844	$53,090,046
Long-term capital gains	$6,459,906	$946,936
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Annual Shareholder Report

As of October 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$1,625,250
Undistributed long-term capital gains	$4,856,421
Net unrealized appreciation	$78,652,649
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, defaulted bonds and discount accretion/premium amortization on debt securities.
At October 31, 2012, the cost of investments for federal tax purposes was $1,896,870,137. The net unrealized appreciation of investments for federal tax purposes was $78,652,649. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $91,548,002 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,895,353
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2012, the Adviser voluntarily waived $1,083,067 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2012, FAS waived $15,772 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Annual Shareholder Report

Expense Limitation
The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.49% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) January 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $17,254,094 and $0, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2012, the Adviser reimbursed $49,608. Transactions involving affiliated holdings during the year ended October 31, 2012, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2011	20,184,985	17,581,712	37,766,697
Purchases/Additions	705,111,329	29,691,620	734,802,949
Sales/Reductions	674,715,779	—	674,715,779
Balance of Shares Held 10/31/2012	50,580,535	47,273,332	97,853,867
Value	$50,580,535	$315,313,123	$365,893,658
Dividend Income	$81,897	$12,767,440	$12,849,337
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2012, were as follows:
Purchases	$1,408,820,224
Sales	$198,887,487
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2012, there were no outstanding loans. During the year ended October 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2012, there were no outstanding loans. During the year ended October 31, 2012, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2012, the amount of long-term capital gains designated by the Fund was $6,459,906.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Institutional Trust AND SHAREHOLDERS OF Federated Institutional High Yield Bond fund:
We have audited the accompanying statement of assets and liabilities of Federated Institutional High Yield Bond Fund (the “Fund”) (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of October 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional High Yield Bond Fund, a portfolio of Federated Institutional Trust, at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 24, 2012
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2012	Ending Account Value 10/31/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,055.00	$2.53
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.67	$2.49
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised three portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 1994	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Officer since: November 2002 Portfolio Manager since: inception	Principal Occupations: Mark E. Durbiano has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust with respect to the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Federated Institutional High Yield Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
Annual Shareholder Report

competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a
Annual Shareholder Report

finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Institutional High Yield Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B300
29856 (12/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $80,750

Fiscal year ended 2011 - $77,300

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $49

Travel to Audit Committee meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,578 respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $345,413

Fiscal year ended 2011 - $380,822

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 21, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date December 21, 2012